INCOME TAXES (Details 1)	9 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Sep. 30, 2014	Sep. 30, 2013
Income Tax Contingency [Line Items]
U.S. Statutory rate	34.00%	34.00%	34.00%	34.00%
Foreign income not recognized in the U.S.	(34.00%)	(34.00%)	(34.00%)	(34.00%)
PRC statutory income tax rate	25.00%	25.00%	25.00%	25.00%
Tax exemption	(25.00%)	(25.00%)	(25.00%)	(25.00%)
Effective income tax rate	0.00%	0.00%	0.00%	0.00%